Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Schedule of long-term debt [Table Text Block]

	December 31, 2012	December 31, 2011
Credit facility	$299,709	$326,050
Less current portion	(23,727)	(36,700)

Total long term borrowings	$275,982	$289,350

Schedule of Maturities of Long Term Debt

Year	Amount
2013	$23,727
2014	34,469
2015	31,567
2016	36,429
2017	148,942
2018 and thereafter	24,575

$299,709